Supplement dated July 8, 2015 to the Wilmington Funds Prospectus dated August 31, 2014, as revised

December 1, 2014 (the “Prospectus”)

Effective July 8, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Managers

Effective at the close of business on July 8, 2015, Brendan Maher of Calamos Advisors, LLC and Todd Murphy of Wilmington Trust Investment Advisors, Inc. (“WTIA”) will cease to be portfolio managers of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of July 8, 2015, all references to Brendan Maher and Todd Murphy in the Prospectus are hereby deleted.

Effective July 8, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Asset Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on July 8, 2015, Todd Murphy of WTIA will cease to be a portfolio manager of the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of July 8, 2015, all references to Todd Murphy in the Prospectus are hereby deleted.

Effective July 8, 2015, the information in the Prospectus with respect to each of the Wilmington Strategic Allocation Aggressive Fund, the Wilmington Strategic Allocation Conservative Fund and the Wilmington Strategic Allocation Moderate Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on July 8, 2015, Rex Macey of WTIA will cease to be a portfolio manager of each of the Wilmington Strategic Allocation Aggressive Fund, the Wilmington Strategic Allocation Conservative Fund and the Wilmington Strategic Allocation Moderate Fund. Accordingly, as of July 8, 2015, all references to Rex Macey in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated July 8, 2015, to the Wilmington Funds Statement of Additional Information dated

August 31, 2014, as revised December 1, 2014 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund

Effective at the close of business on July 8, 2015, Brendan Maher of Calamos Advisors, LLC and Todd Murphy of Wilmington Trust Investment Advisors, Inc. (“WTIA”) will cease to be portfolio managers of the Wilmington Multi-Manager Alternatives Fund. Accordingly, as of July 8, 2015, all references to Brendan Maher and Todd Murphy in the SAI are hereby deleted.

Wilmington Multi-Manager Real Asset Fund

Effective at the close of business on July 8, 2015, Todd Murphy of WTIA will cease to be a portfolio manager of the Wilmington Multi-Manager Real Asset Fund. Accordingly, as of July 8, 2015, all references to Todd Murphy in the SAI are hereby deleted.

Wilmington Strategic Allocation Aggressive Fund, Wilmington Strategic Allocation Conservative Fund and Wilmington Strategic Allocation Moderate Fund

Effective at the close of business on July 8, 2015, Rex Macey of WTIA will cease to be a portfolio manager of each of the Wilmington Strategic Allocation Aggressive Fund, the Wilmington Strategic Allocation Conservative Fund and the Wilmington Strategic Allocation Moderate Fund. Accordingly, as of July 8, 2015, all references to Rex Macey in the SAI are hereby deleted.

Please keep this Supplement for future reference.